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[LETTER HEAD OF VEDDERPRICE]

RENEE M. HARDT
312-609-7616
rhardt@vedderprice.com

                                                                 April 28, 2006
VIA EDGAR

Ms. Alison White
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

         Re: Wilshire Variable Insurance Trust Post-Effective Amendment
             (File Nos. 333-15881 and 811-07917)

Dear Ms. White:

   On behalf of the Wilshire Variable Insurance Trust, this letter is in response to the comments you provided on March 23, 2006 during our telephone conference regarding the post-effective amendment filing of the Trust made on February 14, 2006.

Prospectus

   1. Comment. On page 21, you requested that the lead-in paragraph to the fee table be revised to clarify that investors may be charged sales loads, redemption fees or exchange fees through the variable annuity product they purchase.

   Response: The third sentence has been revised to state: "In addition, the separate account and annuity contracts involve other charges and expenses not described below, which may include sales charges, redemption fees or exchange fees."

   2. Comment: On page 22, revise footnote 6 to the fee table to state the date when the expense reimbursement agreement ends.

   Response: The footnote has been revised to state that the expense reimbursement agreement continues through April 30, 2007.

   3. Comment: With respect to pages 22 to 23, confirm that the expense examples only reflect the expense reimbursement for the term of the expense reimbursement agreement (i.e., one year).

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Ms. Alison White
April 28, 2006
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   Response: Management has confirmed that the expense examples for the Target
Maturity Funds only reflect the expense reimbursement for one year.

   4. Comment: On page 27, revise the illiquid securities section to state that there is a 15% limit on illiquid securities for the equity funds.

   Response: The paragraph has been revised to state that each of the Small Cap Growth, International Equity and Socially Responsible Funds may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, each of the Balanced and Income Funds may invest up to 10% of its net assets in illiquid securities and may not invest in "restricted securities" except for Rule 144A securities, and that the Equity Fund and the Short-Term Investment Fund may not invest in illiquid or restricted securities.

   5. Comment: On page 28, revise the first sentence under "The Fund of Funds Structure" to clarify that there is only one Balanced Fund.

   Response: The sentence has been revised to read: The Balanced Fund and each of the Target Maturity Funds . . . .

   6. Comment: On page 29, specify the period covered by the report in which the Board's consideration regarding approval of the advisory agreement appears.

   Response: The disclosure has been revised accordingly.

   7. Comment: Identify the portfolio managers for Western Asset and WAML.

   Response: Information on the portfolio managers for Western and WAML has been added.

   8. Comment: On the back cover, the phone number and address of the SEC's Public Reference Room are (202) 551-5850 and 100 F Street NE, Room 1580, Washington, DC 20549.

   Response: These revisions have been made.

SAI

   9. Comment: On page B-27, explain how shareholders are to submit candidates for trustee to the Nominating Committee.

   Response: The disclosure has been revised to state that shareholders may submit suggestions by forwarding their correspondence by U.S. mail or courier service to the Trust's Secretary for the attention of the Chair of the Nominating Committee.

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Ms. Alison White
April 28, 2006
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   10. Comment: On page B-42 in the second paragraph under "Disclosure of
Portfolio Holdings," name the service providers who receive disclosure of non-public portfolio holdings. Also describe any arrangements to make portfolio holdings available to such service providers, including, for example, to the Trust's accountants or attorneys.

   Response: The disclosure has been revised to state that the names of the Trust's service providers are included elsewhere in the SAI. Disclosure has also been added which states that making portfolio holdings information available to such parties is an incidental part of the services they provide the Trust, and that information is provided to these parties daily on a real-time basis or as needed with no lag time. Such parties are subject to duties of confidentiality by agreement or otherwise.

   11. Comment: On page B-41, add the disclosure required by Item 12(f) of Form N-1A to describe how shareholders may obtain information regarding how the Funds voted proxies.

   Response: The disclosure has been added.

   12. Comment: Disclose the compensation paid to the Distributor in 2003 and 2004.

   Response: The Trust did not have a distributor until October 1, 2004. Accordingly, there was no compensation paid to a distributor in 2003. Disclosure regarding the compensation paid to the Distributor in 2004 under the Trust's Rule 12b-1 plan has been added.

Other

   13. Comment: Provide a "Tandy letter."

   Response: A Tandy letter is included with this filing.

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Ms. Alison White
April 28, 2006
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   Please call me at (312) 609-7616 if you have any questions.

                                                  Very truly yours,

                                                  /s/ Renee M. Hardt
                                                  -----------------------------
                                                  Renee M. Hardt

RMH/ser
cc: Lawrence E. Davanzo
    Cathy G. O'Kelly